Financial Instruments and Fair Value Disclosures (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	$ 175,000	$ 119,100
Issuance of new shares	9,837,680
8.375% Senior Unsecured Bond.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	$ 175,000
8.375% Senior Unsecured Bond. | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 178,938